Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2022 USD ($)
Restricted Net Assets Abstract
Annual appropriations percentage of after-tax income	10.00%
PRC entity’s registered capital	50.00%
Appropriations to general reserve		¥ 4,157
Annual appropriations	25.00%
Total appropriation	¥ 16,427	¥ 16,427	$ 2,385